Contingent liabilities, contractual commitments, and guarantees - Narrative (Details) $ in Millions, £ in Billions	Dec. 31, 2018 USD ($)	Dec. 31, 2018 GBP (£)	Dec. 31, 2017 USD ($)
Disclosure of contingent liabilities [line items]
Estimated financial effect of contingent liabilities	$ 96,410		$ 93,472
Associates
Disclosure of contingent liabilities [line items]
Estimated financial effect of contingent liabilities	48,500		$ 46,300
HM Treasury
Disclosure of contingent liabilities [line items]
Loans	$ 6,300	£ 4.7